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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]:  Amendment Number:

  This Amendment (Check only one.):      [  ] is a restatement.
                                         [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Chieftain Capital Management, Inc.

Address: 12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas D. Stern
Title:   Managing Director
Phone:   (212) 421-9760

Signature, Place, and Date of Signing:

    /s/ Thomas D. Stern              New York, New York            May 15, 2009
-----------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $1,789,844 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

    COLUMN 1      COLUMN 2    COLUMN 3      COLUMN 4         COLUMN 5              COLUMN 6      COLUMN 7          COLUMN 8
----------------  ---------  ----------   -----------  -------------------       ------------  ----------- -------------------------
                  TITLE OF                   VALUE       SHRS OR     SH/  PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 NAME OF ISSUER     CLASS       CUSIP      (x $1000)     PRN AMT     PRN  CALL    DISCRETION     MANAGERS      SOLE     SHARED  NONE
----------------  ---------  -----------  -----------  -----------  ----  ----   ------------  ----------- -----------  ------  ----
COMCAST CORP NEW  CL A SPL   20030N 20 0    408,164     31,714,396  SH           SOLE                       31,714,396

LABORATORY CORP
AMER HOLDINGS     COM NEW    50540R 40 9    284,309      4,860,812  SH           SOLE                        4,860,812

RYANAIR HOLDINGS  SPONSORED
PLC               ADR        783513 10 4    262,111     11,341,889  SH           SOLE                       11,341,889

US BANCORP DEL    COM NEW    902973 30 4    180,972     12,386,850  SH           SOLE                       12,386,850

DELL INC          COM        24702R 10 1    165,817     17,491,275  SH           SOLE                       17,491,275

AMERICAN EXPRESS
CO                COM        025816 10 9    154,350     11,324,265  SH           SOLE                       11,324,265

WATERS CORP       COM        941848 10 3    120,025      3,248,305  SH           SOLE                        3,248,305

PRECISION
CASTPARTS CORP    COM        740189 10 5    109,551      1,828,900  SH           SOLE                        1,828,900

ROCKWELL COLLINS
INC               COM        774341 10 1     59,133      1,811,675  SH           SOLE                        1,811,675

GENERAL DYNAMICS
CORP              COM        369550 10 8     29,874        718,300  SH           SOLE                          718,300

CROSSTEX ENERGY
INC               COM        22765Y 10 4     10,011      6,104,292  SH           SOLE                        6,104,292

CROSSTEX ENERGY
LP                COM        22765U 10 2      5,527      2,908,830  SH           SOLE                        2,908,830